                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               --------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Executive Vice President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner          Richmond, VA   11/12/2008
----------------------    -------------  ----------
[Signature]               [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:           124
Form 13F Information Table Value Total:    $1,533,899
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ------------------------------------------
 1    28-6056                Markel Gayner Asset Management Corporation

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                           FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4099   60000 SH       SOLE                    60000
                                                               779   11400 SH       DEFINED 01              10000              1400
Accenture                      COM              g1150g111      380   10000 SH       SOLE                    10000
                                                              4176  109900 SH       DEFINED 01             100000              9900
Aflac                          COM              001055102     6169  105000 SH       DEFINED 01             105000
Alleghany Corporation          COM              017175100     1489    4080 SH       SOLE                     4080
Allied Capital                 COM              01903Q108     1450  134299 SH       DEFINED 01             134015               284
Altria                         COM              02209S103     2315  116700 SH       DEFINED 01             114500              2200
American Express               COM              025816109      354   10000 SH       SOLE                    10000
                                                             13848  390864 SH       DEFINED 01             339000             51864
Automatic Data Processing      COM              053015103    13107  306600 SH       DEFINED 01             300700              5900
Bank of America                COM              060505104    18375  525000 SH       SOLE                   525000
                                                              6527  186473 SH       DEFINED 01             130000             56473
Bank of New York Mellon Corp   COM              064058100       98    3019 SH       SOLE                     3019
                                                              6608  202830 SH       DEFINED 01             184907             17923
Berkshire Hathaway Class B     COM              084670207    25456    5792 SH       SOLE                     5792
                                                            112969   25704 SH       DEFINED 01              24208              1496
Berkshire Hathaway, Inc.       COM              084670108    13713     105 SH       SOLE                      105
                                                            103566     793 SH       DEFINED 01                755                38
Brookfield Asset Management    COM              112585104     6783  247205 SH       SOLE                   247205
                                                             53483 1949084 SH       DEFINED 01            1735343            213741
Brookfield Infrastructure Part COM              G16252101      115    7288 SH       SOLE                     7288
                                                               842   53548 SH       DEFINED 01              50613              2935
Brown & Brown                  COM              115236101     7905  365628 SH       DEFINED 01             365628
Brown Forman Class A           COM              115637100    20154  283860 SH       DEFINED 01             281000              2860
CB Richard Ellis Group         COM              12497T101      668   50000 SH       DEFINED 01              50000

CME Group Inc                  COM              12572q105      372    1000 SH       SOLE                     1000
                                                              4744   12770 SH       DEFINED 01              12000               770
Carmax                         COM              143130102     2240  160000 SH       SOLE                   160000
                                                             72679 5191358 SH       DEFINED 01            4803070            388288
Caterpillar Inc                COM              149123101     8344  140000 SH       SOLE                   140000
                                                              3725   62500 SH       DEFINED 01              60000              2500
Cemex SAB de C.V.              COM              151290889      517   30000 SH       DEFINED 01              30000
Charles Schwab                 COM              808513105     1430   55000 SH       SOLE                    55000
                                                             11708  450300 SH       DEFINED 01             450000               300
Cincinnati Financial           COM              172062101     5998  210906 SH       DEFINED 01             210686               220
Cintas Corp                    COM              172908105     1148   40000 SH       SOLE                    40000
                                                               861   30000 SH       DEFINED 01              30000
Cohen & Steers                 COM              19247a100     2714   95800 SH       DEFINED 01              90000              5800
Comcast                        COM              20030N101    10944  557500 SH       SOLE                   557500
                                                              6503  331300 SH       DEFINED 01             255000             76300
Corus Bankshares               COM              220873103      393   97000 SH       DEFINED 01              97000
Costco                         COM              22160K105      325    5000 SH       SOLE                     5000
                                                               412    6350 SH       DEFINED 01               5000              1350
Diageo PLC                     COM              25243Q205     2066   30000 SH       SOLE                    30000
                                                             84736 1230553 SH       DEFINED 01            1160000             70553
Disney                         COM              254687106     1074   35000 SH       SOLE                    35000
                                                             19374  631275 SH       DEFINED 01             545000             86275
Emerson Electric               COM              291011104     6498  159300 SH       DEFINED 01             145000             14300
Enterprise GP Holdings         COM              293716106      235   10000 SH       SOLE                    10000
                                                              3671  156000 SH       DEFINED 01             150000              6000
Exxon Corporation              COM              302290101    29611  381293 SH       DEFINED 01             364800             16493
Fairfax Financial Holdings Ltd COM              303901102    91802  279459 SH       SOLE                   279459
Federated Investors            COM              314211103      288   10000 SH       SOLE                    10000
                                                              4789  166000 SH       DEFINED 01             165000              1000
Fidelity National Financial    COM              31620R105    14700 1000000 SH       SOLE                  1000000
                                                              9626  654800 SH       DEFINED 01             550000            104800
First Industrial Realty Trust  COM              32054K103     1468   51200 SH       DEFINED 01              50000              1200

Forest City Enterprises Class  COM              345550107    24918  812467 SH       DEFINED 01             782400             30067
Fortune Brands                 COM              349631101     1434   25000 SH       DEFINED 01              25000
Friedman Billings and Ramsey   COM              358434108      130   65000 SH       SOLE                    65000
                                                               150   75000 SH       DEFINED 01              75000
General Dynamics               COM              369550108    29059  394710 SH       DEFINED 01             370000             24710
General Electric               COM              369604103    11602  455000 SH       SOLE                   455000
                                                             81630 3201191 SH       DEFINED 01            3000000            201191
Goldman Sachs                  COM              38141G104     1280   10000 SH       DEFINED 01              10000
Home Depot                     COM              437076102      518   20000 SH       SOLE                    20000
                                                             25817  997186 SH       DEFINED 01             900000             97186
Illinois Tool Works            COM              452308109     9334  210000 SH       SOLE                   210000
                                                              1458   32804 SH       DEFINED 01              10000             22804
Intel                          COM              458140100     1124   60000 SH       SOLE                    60000
                                                              2765  147642 SH       DEFINED 01             140000              7642
International Business Machine COM              459200101     1170   10000 SH       SOLE                    10000
                                                              1234   10550 SH       DEFINED 01              10000               550
International Game Technology  COM              459902102     4295  250000 SH       SOLE                   250000
                                                             15213  885482 SH       DEFINED 01             800000             85482
Investors Title Company        COM              461804106     9747  229350 SH       DEFINED 01             213300             16050
Johnson and Johnson            COM              478160104     5196   75000 SH       SOLE                    75000
                                                             32118  463595 SH       DEFINED 01             447200             16395
LandAmerica Financial Group    COM              514936103    33530 1382700 SH       SOLE                  1382700
Leucadia National Corp         COM              527288104     3408   75000 SH       SOLE                    75000
                                                              2858   62900 SH       DEFINED 01              60000              2900
Lowes                          COM              548661107     2251   95000 SH       SOLE                    95000
                                                              4390  185300 SH       DEFINED 01             170000             15300
Manpower Inc.                  COM              56418H100      302    7000 SH       SOLE                     7000
                                                              3151   73000 SH       DEFINED 01              73000
Marriott International         COM              571903202     4566  175000 SH       SOLE                   175000
                                                             32106 1230596 SH       DEFINED 01            1085000            145596
Marsh & McLennan               COM              571748102    28545  898776 SH       DEFINED 01             883000             15776

McGraw-Hill Companies          COM              580645109     6954  220000 SH       DEFINED 01             220000
Microsoft                      COM              594918104      213    7990 SH       DEFINED 01                                 7990
NYSE Euronext                  COM              629491101     1175   30000 SH       DEFINED 01              30000
News Corporation               COM              65248E203      672   55300 SH       DEFINED 01              55000               300
Nike                           COM              654106103     3358   50200 SH       DEFINED 01              50000               200
Northern Trust Corp            COM              665859104     1444   20000 SH       SOLE                    20000
                                                              8664  120000 SH       DEFINED 01             120000
NuStar GP Holdings             COM              67059L102     1750  100000 SH       SOLE                   100000
                                                              8480  484600 SH       DEFINED 01             476500              8100
Pepsico                        COM              713448108     2388   33500 SH       DEFINED 01              33300               200
Peyto Energy Trust             COM              717045108      354   25000 SH       DEFINED 01              25000
Philip Morris International    COM              718172109     5613  116700 SH       DEFINED 01             114500              2200
Plum Creek Lumber MLP          COM              729251108    17750  356000 SH       DEFINED 01             350000              6000
Progressive Corp               COM              743315103      809   46516 SH       DEFINED 01              46516
RLI Corporation                COM              749607107    38641  622340 SH       DEFINED 01             598636             23704
SAP Aktiengesellschaft         COM              803054204     5209   97500 SH       DEFINED 01              95000              2500
Schlumberger                   COM              806857108     1570   20100 SH       DEFINED 01              20000               100
State Street Corp              COM              857477103     2298   40400 SH       DEFINED 01              40400
Sysco Corp                     COM              871829107     2621   85000 SH       SOLE                    85000
                                                             21405  694290 SH       DEFINED 01             615000             79290
T.Rowe Price                   COM              74144T108      591   11000 SH       SOLE                    11000
                                                              8540  159000 SH       DEFINED 01             159000
United Parcel Service          COM              911312106    17609  280000 SH       SOLE                   280000
                                                             26230  417075 SH       DEFINED 01             360000             57075
W.P. Carey                     COM              92930Y107    22446  860000 SH       DEFINED 01             845200             14800
Wal-Mart Stores                COM              931142103     4192   70000 SH       SOLE                    70000
                                                             44965  750798 SH       DEFINED 01             675000             75798
Walgreen                       COM              931422109     1084   35000 SH       SOLE                    35000
                                                               949   30660 SH       DEFINED 01              30000               660
Washington Post Co             COM              939640108     3020    5425 SH       DEFINED 01               5200               225
Washington Real Estate Investm COM              939653101    14801  404075 SH       DEFINED 01             390300             13775
White Mountains                COM              G9618E107    14081   29975 SH       SOLE                    29975
                                                             33035   70325 SH       DEFINED 01              70325
XL Capital                     COM              G98255105     4471  249230 SH       DEFINED 01             249138                92
Yum! Brands Inc                COM              988498101      789   24200 SH       DEFINED 01              20000              4200
REPORT SUMMARY           124 DATA RECORDS       1533899          1   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED